Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Chrysler Center, 666 Third Avenue

New York, New York 10017

Jeffrey P. Schultz Direct dial 212 692 6732 jschultz@mintz.com	212 935 3000 212 983 3115	fax

April 5, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W

Mail Stop 0511.

Washington, D.C. 20549

Re:	Services Acquisition Corp. International
Registration Statement on Form S-1
Filed February 14, 2005
File No. 333-122812

Ladies and Gentlemen:

On behalf of Services Acquisition Corp. International (the “Company”), we are hereby filing with the Securities and Exchange Commission (the “Commission”) amendment no. 1 to the Registration Statement on Form S-1 (the “Amendment”), as initially filed with the Commission on February 14, 2005.  We are delivering clean and marked complete courtesy copies of the Amendment to each of John Reynolds and Duc Dang of the Commission.

Set forth below are the Company’s responses to the Commission’s comments given by letter (the  “Comment Letter”) dated March 10, 2005 from John Reynolds, Assistant Director, Office of Emerging Growth Companies.  The responses are numbered to correspond to the comments set forth in the Comment Letter, which for convenience, we have incorporated into the response letter.

General

1.                                       Prior to the effectiveness of this registration statement, the staff requests that we be provided with a copy of the letter or a call from the NASD that the NASD has finished its review and has no additional concerns regarding the underwriting arrangements in this offering.

Response:  We note the staff’s comment and will comply with the staff’s request.

2.                                       On the prospectus cover page, and elsewhere in the prospectus, you make reference to the listing of the company’s securities on the OTC Bulletin Board. Please revise the disclosure to clarify that there are no assurances that such securities will be listed for trading on the OTC Bulletin Board. We note in particular your disclosure in the risk factor on page 13 that your securities “will be traded in the over-the-counter market.”

Response:  In response to this comment, we have revised the disclosure on the prospectus cover and page 13 of the Amendment.

Prospectus Summary, page 1

3.                                       Here and in the business section, please revise to explain how success is predicated on “forging a valued bond for which switching cost may be high or alternatives of lower value.”

Response:  In response to this comment, we have revised the disclosure on pages 1 and 22 of the Amendment.

4.                                       We note your statement here and in the business section that you will seek businesses that are not subject to “technological obsolescence” or “margin pressures.” Please revise to define the term “margin pressures” and clarify if the statement implies that you will not consider technology based businesses.

Response:  In response to this comment, we have deleted such statements on pages 1 and 22 of the Amendment.

5.                                       We note your statement here and throughout the prospectus that you will not proceed with a business combination if shareholders “owning 20% or more of the shares sold in this offering vote against the business combination and exercise their conversion rights.” Please revise to clarify that this is a two step process (first, they would have to vote against the combination, and second, they have to exercise their conversion rights) and that voting against the combination alone will not result in a pro rata distribution of the trust fund.

Response:  In response to this comment, we have revised the disclosure on pages 4 and 27 of the Amendment.

Risk factors, page 6

6.                                       Please revise your first paragraph to indicate that you discuss all material risks in this section.

Response:  In response to this comment, we have revised the first paragraph on page 6 of the Amendment.

7.                                       In the last sentence of the first risk factor, please delete the statement in parentheses regarding interest income from the proceeds of your offering, as any interest income would be classified as non-operating income rather than revenue.

Response:  In response to this comment, we have deleted the statement in parentheses in the least sentence of the first risk factor on page 6 of the Amendment.

8.                                       The subheading to the first risk factor on page 8 appears broad and generic. The success of any business is dependent upon the efforts of its key personnel. Please revise the subheading to indicate a risk specific to your company. For instance, you could revise to subheading to address the risk that current officers and directors may resign upon consummation of a business combination, providing you with only a limited ability to evaluate the management of the target business.

Response:  In response to this comment, we have revised the subheading to indicate the specific risk to our company.  Please see page 8 of the Amendment.

9.                                       We note the subheading of the first risk factor on page 14 states that you “may be deemed” to have no independent directors. In the narrative you state that none of your directors “will be deemed” independent. Please revise to reconcile the subheading with the narrative.

Response:  In response to this comment, we have reconciled the subheading of the risk factor with the narrative.  Please see page 13 of the Amendment.

Use of Proceeds, page 15

10.                                 We note your statement on page 15 that “[a]ny amounts not paid as consideration to the sellers of the target business maybe used to finance operations of the target business or to effect other acquisitions.” Please reconcile the noted statement with the disclosure in the MM&A section that states “[t]o the extent that our capital stock is used in whole or in part as consideration to effect a business combination, the proceeds held in the bust fund as well as any other net proceeds not expended will be used to finance the operations of the target business.” It would appear that to the extent that the company uses stock/cash or a combination of the two, any net proceeds would be used to finance the operations of the target business. Please revise the registration statement accordingly.

Response:  In response to this comment, we have revised the noted statement on page 15 of the Amendment.

11.                                 Please ensure amounts detailed in your narrative discussion (e.g. excess working capital, approximately $377,070, if over-allotment option is exercised in full) are consistent with the information provided in your use of proceeds table on page 15 ($437,070).

Response:  We note the staff’s comment and have ensured that such amounts are consistent in the Amendment.

12.                                 On page 16, we note that existing stockholders will be reimbursed “for any out-of-pocket expenses incurred by them in connection’ with the search for a target business. To the extent that such costs exceed the available proceeds not deposited in the trust, please revise to discuss how you will satisfy any excess out-of-pocket expenses.

Response:  In response to this comment, we have revised the disclosure to state that any excess out-of-pocket expenses would not be reimbursed by the Company unless the Company consummated a business combination.  Please see page 16 of the Amendment.

13.                                 We note that you have allocated $100,000 towards due diligence of prospective target companies. Considering current management will not devote a set amount of time to your endeavors, please revise to discuss how due diligence will be performed and who will perform it.

Response:  In response to this comment, we have revised the disclosure on page 16 of the Amendment.

Dilution, page 17

14.                                 Please revise your disclosure to clarify that both the pro forma book value per share and the number of shares that would be outstanding after the offering have been adjusted for the shares which are subject to potential conversion. Consider using a tabular presentation showing the components of the denominator and numerator of the pro forma book value per share calculation.

Response:  In response to this comment, we have revised the disclosure as suggested by the staff.  In addition, we have added a table showing the components of the numerator and denominator of the pro forma book value per share calculation.  Please see page 17 of the Amendment.

Proposed Business, page 21

15.                                 Please revise to define the phrases “sub-acute out-patient interventional triage,” “branded consumer growth companies” and “top-line growth.”

Response:  In response to this comment, we have revised the disclosure to clarify and define the noted phrases.  Please see page 23 of the Amendment.

16.                                 In connection with your discussion of “divisional spin-outs” please revise to discuss the criteria used to determine whether an operating unit has “attractive underlying economics.”

Response:  In response to this comment, we have revised the disclosure on page 23 of the Amendment.

17.                                 Please revise to provide a basis for your statement that operating units of larger companies often “can be strong individual public companies or serve as a growth platform for a larger public company” or remove the statement.

Response:  In response to this comment, we have deleted the noted statement.  Please see page 23 of the Amendment.

18.                                 We note the disclosure on page 23 that unaffiliated sources will inform you of potential target businesses and that such information will be either “solicited or unsolicited.” Please revise to discuss how you will solicit proposals and how unsolicited parties would become aware of your search. Also, please revise to clarify if any unaffiliated parities providing proposals will receive a fee.

Response:  In response to this comment, we have revised the disclosure to discuss how we plan to solicit proposals and how unsolicited parties would become aware of our search.  In addition, we revised the disclosure to clarify that unaffiliated third parties may receive a fee for such services.  Please see page 24 of the Amendment.

19.                                 In conjunction with the preceding comments and given the vague disclosure regarding the amount of time management will devote, please revise to discuss in detail how management intends to carry out its duty of seeking a target business.

Response:  In response to this comment, we have revised the disclosure on page 24 of the Amendment.

20.                                 In the penultimate paragraph on page 25, please revise to discuss which “certain audited historical financial statements” will be provided after you have located a target business.

Response:  In response to this comment, we have revised the disclosure on page 26 of the Amendment.

Competition, page 27

21.                                 You reference the potential dilution relating to your outstanding warrants and options. In the financial statements, the warrants are disclosed but there is no disclosure regarding outstanding options. If there are any options outstanding, please revise the financial statements to include all of the disclosures required by APB 25, FAS 123 and FAS 148. If there are no options outstanding, please revise the disclosure on Page 27 accordingly.

Response:  In response to this comment, we have revised the disclosure on page 28 of the Amendment to reflect that no options are outstanding.

Management, page 31

22.                                 Please revise to discuss management’s prior and current involvement with blank check companies.

Response:  No members of our management have any past or current involvement with blank check companies.  The Registration Statement currently contains such statement on page 34 of the Registration Statement.

23.                                 Please revise the Item 401 disclosure concerning Steven Berrard to include his involvement with Gerald Stevens, Inc. Also, please revise Exhibit 10.1, including but not limited to Exhibit A thereto, as appropriate and consistent with Section 8 of Exhibit 10.1.

Response:  In response to this comment, we have added disclosure relating to Mr. Berrard’s involvement with Gerald Stevens, Inc. on page 32 of the Amendment and in Exhibit 10.1.

24.                                 We note that you will seek an opinion from an “independent investment banking firm” examining the fairness of any potential business combination. Please revise to clarify if the opinion will be included in your proxy solicitation and whether the independent firm will be a consenting expert.

Response:  In response to this comment, we have revised the disclosure to clarify that we expect that such fairness opinion will be included in the proxy statement and that such independent firm will be a consenting expert.

25.                                 Please revise to clarify if it is possible for management to receive any monetary compensation from a potential target business prior to or after the consummation of a business combination.

Response:  In response to this comment, we have revised the disclosure on page 35 of the Amendment.

Underwriting, page 43

26.                                 Please revise to provide the pricing and quantity information for this section in your next amendment.

Response:  Pricing and quantity information is not yet finalized and we expect to have the completed information in our next amendment.

Financial Statements

27.                                 Please disclose in the footnotes to the financial statements the following commitments and contingencies which are disclosed in other portions of the document:

•                            Your commitment to pay up to a monthly maximum of $7,500 for office space and other additional services and general and administrative expenses as disclosed on page 15.

•                            The fee of 2.5% of the gross offering proceeds that will be payable to Broadband Capital Management LLC at the closing of your business combination as disclosed on page 23.

•                            The commitment by your officers and directors to purchase warrants in the public market after they become separately traded as disclosed on page. 37.

•                            The warrant solicitation fee that may become payable to Broadband Capital Management LLC as disclosed on page 45.

•                            Your commitment to sell to Broadband Capital Management LLC, the representative of the underwriters, an option to purchase up to a total of 500,000 units, as disclosed on page 45.

Response:   In response to this comment, we have disclosed in the footnotes to the financial statements the foregoing commitments and contingencies which are disclosed in other portions of the Amendment.

Part II

Exhibit

28.                                 In paragraph 6.2 of the Underwriting agreement, we note that if a default of over 10% of the “Firm Units” occur, and neither party is able to find a suitable purchaser to cover the default amount that this agreement “may be terminated.” Because the agreement “may be terminated,” it appears that this is not a “firm commitment.” Please advise.

Response:  We respectfully submit that the provision cited is a customary term in firm commitment underwritings and is included as a contingency providing a termination right for either a registrant or an underwriter.  We do not believe that this provision has any effect on the firm commitment nature of the underwriting.

Please call the undersigned at (212) 692-6732 with any comments or questions regarding the Amendment and please send a copy of any written comments to the following parties:

Kenneth R. Koch, Esq. Jeffrey P. Schultz, Esq.	Thomas E. Aucamp Services Acquisition Corp.
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.	International 401 East Olas Blvd., Ste. 1140
666 Third Avenue	Fort Lauderdale, FL 33301
New York, NY 10017	Phone: (954) 713-1165
Phone: (212) 935-3000	Fax: (954) 713-1175
Fax: (212) 983-3115

Very truly yours,

/s/ JEFFREY P. SCHULTZ
Jeffrey P. Schultz

cc:	Securities and Exchange Commission

Duc Dang, Esq.
David Burton

Services Acquisition Corp. International

Thomas E. Aucamp

Littman Krooks LLP

Steven D. Uslaner, Esq.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Kenneth Koch, Esq.